Commitments and Contingencies (Details)	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)
Property, Plant and Equipment [Line Items]
Charter Hire Commission payable to the Management company	1.25%
Commission payable over the minimum contractual charter revenues	$ 7,735,000
Daily management fee	$ 2,700	$ 2,600	$ 2,500
Inflation rate adjustment to management fees	3.00%
Future minimum contractual charter revenues	$ 618,785,000
Amur River (renamed from Clean Force)
Property, Plant and Equipment [Line Items]
Future minimum contractual charter revenues	$ 311,200,000
Time charter (in years)	13